Fair Value, Assets Recorded at Fair Value on Nonrecurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	$ 42,305	$ 44,791
Loans held for sale	6	1,176
Loans	6,206	5,916
MSRs (carried at fair value)	11,538	12,603
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	2,554	2,185
Loans held for sale	4	86
Loans	7,400	5,681
MSRs (carried at fair value)	0	293
Other assets	1,133	604
Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,507	1,514
Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	5,893	4,167
Level 1 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Other assets	0	0
Level 1 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 1 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	0
Level 2 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,509	1,019
Loans held for sale	4	86
Loans	7,396	5,664
MSRs (carried at fair value)	0	0
Other assets	989	537
Level 2 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	1,507	1,501
Level 2 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	5,889	4,163
Level 3 [Member] | Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgages held for sale	1,045	1,166
Loans held for sale	0	0
Loans	4	17
MSRs (carried at fair value)	0	293
Other assets	144	67
Level 3 [Member] | Nonrecurring [Member] | Commercial Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	13
Level 3 [Member] | Nonrecurring [Member] | Consumer Portfolio Segment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 4	$ 4